UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-02743

DWS Strategic Income Fund

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2010

ITEM 1.	REPORT TO STOCKHOLDERS

  APRIL 30, 2010

Semiannual Report to Shareholders

DWS Strategic Income Fund

Contents

4 Performance Summary

7 Information About Your Fund's Expenses

9 Portfolio Summary

11 Investment Portfolio

34 Financial Statements

38 Financial Highlights

42 Notes to Financial Statements

57 Other Information

58 Summary of Management Fee Evaluation by Independent Fee Consultant

63 Account Management Resources

64 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increased volatility. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary April 30, 2010

Average Annual Total Returns as of 4/30/10
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	7.47%	23.79%	6.35%	6.67%	6.93%
Class B	7.29%	23.10%	5.59%	5.85%	6.04%
Class C	7.26%	22.97%	5.61%	5.85%	6.15%
Adjusted for the Maximum Sales Charge
Class A (max 2.75% load)	4.52%	20.38%	5.37%	6.08%	6.64%
Class B (max 4.00% CDSC)	3.29%	20.10%	4.99%	5.69%	6.04%
Class C (max 1.00% CDSC)	6.26%	22.97%	5.61%	5.85%	6.15%
No Sales Charges						Life of Class S*
Class S	7.84%	24.35%	6.66%	6.93%	N/A	6.40%
Barclays Capital US Government/Credit Index+	2.33%	8.62%	6.06%	5.11%	6.40%	4.89%
Blended Index++	6.03%	20.91%	6.46%	6.77%	7.61%	6.34%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

* Class S commenced operations on February 1, 2005. Index returns began on January 31, 2005.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2010 are 1.14%, 2.00%, 1.90% and 0.98% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Strategic Income Fund — Class A [] Barclays Capital US Government/Credit Index+ [] Blended Index++

Yearly periods ended April 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Barclays Capital US Government/Credit Index is an unmanaged index comprising intermediate- and long-term government and investment-grade corporate debt securities.

++ The Blended Index consists of the Credit Suisse High Yield Index (35%), Barclays Capital US Government/Credit Index (35%), JPMorgan Emerging Markets Bond Index Global Diversified (15%) and Citigroup Non US Hedged WBGI (15%). The Advisor believes this blended benchmark, which is a secondary benchmark, more accurately reflects typical fund asset allocations and represents the overall investment process.

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S
Net Asset Value: 4/30/10	$ 4.77	$ 4.78	$ 4.80	$ 4.78
10/31/09	$ 4.57	$ 4.58	$ 4.60	$ 4.58
Distribution Information: Six Months as of 4/30/10: Income Dividends	$ .13	$ .11	$ .12	$ .14
April Income Dividend	$ .0223	$ .0193	$ .0194	$ .0233
Capital Gain Distributions	$ .01	$ .01	$ .01	$ .01
SEC 30-day Yield as of 4/30/10+++	4.75%	3.97%	4.11%	5.01%
Current Annualized Distribution Rate as of 4/30/10+++	5.61%	4.85%	4.85%	5.85%

+++ The SEC yield is net investment income per share earned over the month ended April 30, 2010, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on April 30, 2010. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Yields and distribution rates are historical, not guaranteed, and will fluctuate.

Lipper Rankings — Multi-Sector Income Funds Category as of 4/30/10
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	98	of	150	65
3-Year	47	of	109	43
5-Year	34	of	98	35
10-Year	26	of	70	37
Class B 1-Year	107	of	150	71
3-Year	62	of	109	57
5-Year	61	of	98	62
10-Year	42	of	70	60
Class C 1-Year	110	of	150	73
3-Year	61	of	109	56
5-Year	60	of	98	61
10-Year	40	of	70	57
Class S 1-Year	90	of	150	60
3-Year	42	of	109	39
5-Year	30	of	98	31

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2009 to April 30, 2010).

The tables illustrate your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2010
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 11/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/10	$ 1,074.70	$ 1,072.90	$ 1,072.60	$ 1,078.40
Expenses Paid per $1,000*	$ 5.45	$ 9.87	$ 9.30	$ 4.43
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 11/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/10	$ 1,019.54	$ 1,015.27	$ 1,015.82	$ 1,020.53
Expenses Paid per $1,000*	$ 5.31	$ 9.59	$ 9.05	$ 4.31

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class S
DWS Strategic Income Fund	1.06%	1.92%	1.81%	.86%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	4/30/10	10/31/09

Corporate Bonds	63%	61%
Government & Agency Obligations	19%	21%
Loan Participations and Assignments*	5%	5%
Cash Equivalents	3%	3%
Mortgage-Backed Securities Pass-Throughs	3%	2%
Collateralized Mortgage Obligations	3%	3%
Commercial Mortgage-Backed Securities	2%	2%
Preferred Securities	1%	1%
Asset Backed	1%	1%
Municipal Bonds and Notes	—	1%
	100%	100%
Quality (Excludes Securities Lending Collateral)	4/30/10	10/31/09

US Government and Agencies	8%	6%
AAA**	10%	9%
AA	4%	6%
A	5%	11%
BBB	14%	15%
BB	20%	16%
B	28%	20%
CCC and CC	9%	12%
Below CC	—	1%
Not Rated	2%	4%
	100%	100%

* Includes DWS Floating Rate Plus Fund "Institutional."

** Includes cash equivalents.

Asset allocation and quality are subject to change.

Interest Rate Sensitivity	4/30/10	10/31/09

Effective Maturity	6.8 years	6.6 years
Effective Duration	4.0 years	4.3 years

Effective maturity is the weighted average of the bonds held by the Fund taking into consideration any maturity shortening features. Effective duration is the measurable change in the value of a security in response to a change in interest rates.

Interest rate sensitivity is subject to change.

The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk.

For more complete details about the Fund's investment portfolio, see page 11. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A complete list of the Fund's portfolio holdings is also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of April 30, 2010 (Unaudited)

		Principal Amount ($) (a)	Value ($)

Corporate Bonds 64.0%
Consumer Discretionary 10.3%
Advance Auto Parts, Inc., 5.75%, 5/1/2020		1,368,000	1,392,941
AMC Entertainment, Inc.:
8.0%, 3/1/2014		225,000	228,375
8.75%, 6/1/2019		535,000	567,100
American Achievement Corp., 144A, 8.25%, 4/1/2012		115,000	114,713
Ameristar Casinos, Inc., 9.25%, 6/1/2014		580,000	609,000
Arcos Dorados BV, 144A, 7.5%, 10/1/2019		180,000	187,200
ArvinMeritor, Inc., 10.625%, 3/15/2018		340,000	365,500
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		270,000	259,200
8.0%, 3/15/2014		115,000	115,431
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015		295,000	300,900
Avis Budget Car Rental LLC, 144A, 9.625%, 3/15/2018		240,000	259,200
Brunswick Corp., 144A, 11.25%, 11/1/2016		225,000	265,500
Cablevision Systems Corp.:
7.75%, 4/15/2018		65,000	65,975
8.0%, 4/15/2020		65,000	66,138
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015**		190,000	87,400
Carrols Corp., 9.0%, 1/15/2013		120,000	122,700
CCO Holdings LLC:
144A, 7.875%, 4/30/2018		220,000	223,850
144A, 8.125%, 4/30/2020		145,000	148,262
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		1,190,000	1,211,937
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 9.25%, 12/15/2017		80,000	85,400
Series B, 144A, 9.25%, 12/15/2017		125,000	133,906
Comcast Corp., 5.15%, 3/1/2020		855,000	872,717
Cooper-Standard Automotive, Inc., 144A, 8.5%, 5/1/2018 (b)		145,000	148,625
CSC Holdings LLC, 144A, 8.5%, 6/15/2015		710,000	756,150
DirecTV Holdings LLC, 144A, 6.35%, 3/15/2040		1,710,000	1,766,350
DISH DBS Corp.:
6.375%, 10/1/2011		1,825,000	1,895,719
6.625%, 10/1/2014		335,000	338,350
7.125%, 2/1/2016		620,000	629,300
Dollarama Group Holdings LP, 7.206%***, 8/15/2012 (c)		196,000	196,000
Easton-Bell Sports, Inc., 144A, 9.75%, 12/1/2016		60,000	63,900
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015**		270,000	3,713
Ford Motor Co., 7.45%, 7/16/2031		370,000	344,100
GameStop Corp., 8.0%, 10/1/2012		290,000	300,875
Gannett Co., Inc.:
144A, 8.75%, 11/15/2014		120,000	132,000
144A, 9.375%, 11/15/2017		240,000	262,800
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016		120,000	133,650
Gray Television, Inc., 144A, 10.5%, 6/29/2015		330,000	331,237
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		235,000	232,944
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020		350,000	330,312
Hanesbrands, Inc., 8.0%, 12/15/2016		120,000	125,400
Harrah's Operating Co., Inc.:
11.25%, 6/1/2017		1,610,000	1,754,900
144A, 12.75%, 4/15/2018		290,000	286,737
Hertz Corp., 8.875%, 1/1/2014		1,435,000	1,481,637
Hyundai Motor Manufacturing Czech sro, 144A, 4.5%, 4/15/2015		855,000	862,865
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		278,000	257,150
JC Penney Corp., Inc., Series A, 6.875%, 10/15/2015		857,000	929,845
Kabel Deutschland GmbH, 10.625%, 7/1/2014		275,000	286,687
Lamar Media Corp.:
Series C, 6.625%, 8/15/2015		110,000	106,700
144A, 7.875%, 4/15/2018		70,000	71,575
Lear Corp.:
7.875%, 3/15/2018		220,000	224,125
8.125%, 3/15/2020		220,000	224,400
Levi Strauss & Co.:
144A, 7.625%, 5/15/2020 (b)		565,000	570,650
8.625%, 4/1/2013	EUR	450,000	611,135
Libbey Glass, Inc., 144A, 10.0%, 2/15/2015		135,000	142,594
Limited Brands, Inc., 7.0%, 5/1/2020 (b)		120,000	122,400
Macy's Retail Holdings, Inc.:
5.35%, 3/15/2012		480,000	501,600
5.9%, 12/1/2016		857,000	882,710
8.875%, 7/15/2015		45,000	51,638
Mediacom Broadband LLC, 8.5%, 10/15/2015		370,000	380,175
MGM MIRAGE:
144A, 9.0%, 3/15/2020		460,000	483,000
144A, 10.375%, 5/15/2014		195,000	213,525
144A, 11.125%, 11/15/2017		245,000	278,381
Michaels Stores, Inc., Step-up Coupon, 0% to 11/1/2011, 13.0% to 11/1/2016		140,000	129,675
NBC Universal, Inc.:
144A, 5.15%, 4/30/2020		1,140,000	1,153,305
144A, 6.4%, 4/30/2040		1,710,000	1,765,799
Neiman Marcus Group, Inc.:
9.0%, 10/15/2015 (PIK)		117,802	120,747
10.375%, 10/15/2015		415,000	437,306
Netflix, Inc., 8.5%, 11/15/2017		120,000	127,800
Nexstar Broadcasting, Inc., 144A, 8.875%, 4/15/2017		290,000	295,800
Norcraft Companies LP, 144A, 10.5%, 12/15/2015		520,000	552,500
Norcraft Holdings LP, 9.75%, 9/1/2012		257,000	243,186
Nordstrom, Inc., 4.75%, 5/1/2020		695,000	698,275
Penn National Gaming, Inc., 144A, 8.75%, 8/15/2019		120,000	125,100
Penske Automotive Group, Inc., 7.75%, 12/15/2016		880,000	862,400
Phillips-Van Heusen Corp., 7.375%, 5/15/2020 (b)		150,000	153,750
Pinnacle Entertainment, Inc.:
7.5%, 6/15/2015		360,000	346,500
144A, 8.625%, 8/1/2017		300,000	313,500
Sabre Holdings Corp., 8.35%, 3/15/2016		910,000	878,150
Seminole Indian Tribe of Florida, 144A, 7.804%, 10/1/2020		400,000	376,672
Simmons Bedding Co., 144A, 11.25%, 7/15/2015		265,000	290,175
Simmons Co., 10.0%, 12/15/2014**		725,000	13,594
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		315,000	321,300
Sonic Automotive, Inc.:
Series B, 8.625%, 8/15/2013		150,000	153,390
144A, 9.0%, 3/15/2018		525,000	546,000
Standard Pacific Corp.:
8.375%, 5/15/2018 (b)		80,000	81,200
10.75%, 9/15/2016		430,000	486,975
Toys "R" Us, Inc., 7.375%, 10/15/2018		270,000	263,925
Travelport LLC:
4.877%***, 9/1/2014		170,000	164,475
9.875%, 9/1/2014		355,000	373,194
11.875%, 9/1/2016		135,000	147,825
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015**		55,000	275
United Components, Inc., 9.375%, 6/15/2013		40,000	40,200
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	455,000	648,216
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		430,000	438,600
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	1,065,000	1,446,496
144A, 8.0%, 11/1/2016	EUR	580,000	778,033
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		81,260	34,942
Videotron Ltd.:
6.875%, 1/15/2014		45,000	45,563
9.125%, 4/15/2018		225,000	249,750
WMG Acquisition Corp., 144A, 9.5%, 6/15/2016		210,000	226,800
Wyndham Worldwide Corp.:
6.0%, 12/1/2016		855,000	851,429
7.375%, 3/1/2020		855,000	882,868
Young Broadcasting, Inc., 8.75%, 1/15/2014**		1,165,000	2,680
Ziggo Bond Co., BV, 144A, 8.0%, 5/15/2018 (b)	EUR	325,000	431,896
			43,899,465
Consumer Staples 2.2%
Alliance One International, Inc., 144A, 10.0%, 7/15/2016		380,000	402,800
Altria Group, Inc., 10.2%, 2/6/2039		800,000	1,102,131
B&G Foods, Inc., 7.625%, 1/15/2018		140,000	143,850
Central Garden & Pet Co., 8.25%, 3/1/2018		210,000	214,725
Cott Beverages, Inc., 144A, 8.375%, 11/15/2017		120,000	125,400
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		175,000	181,125
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		470,000	441,800
General Nutrition Centers, Inc., 5.75%***, 3/15/2014 (PIK)		145,000	138,113
Kraft Foods, Inc., 5.375%, 2/10/2020		855,000	886,818
Lorillard Tobacco Co., 6.875%, 5/1/2020		1,220,000	1,253,983
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		873,750	764,531
Reddy Ice Corp., 144A, 11.25%, 3/15/2015		155,000	165,075
Reynolds American, Inc., 6.75%, 6/15/2017		800,000	863,282
Rite Aid Corp., 7.5%, 3/1/2017		175,000	165,375
Smithfield Foods, Inc.:
7.75%, 7/1/2017		700,000	692,125
144A, 10.0%, 7/15/2014		420,000	471,450
SUPERVALU, Inc., 8.0%, 5/1/2016		175,000	178,062
Tops Markets LLC, 144A, 10.125%, 10/15/2015		325,000	342,875
TreeHouse Foods, Inc., 7.75%, 3/1/2018		135,000	140,737
Tyson Foods, Inc.:
7.85%, 4/1/2016		325,000	352,625
10.5%, 3/1/2014		195,000	231,319
			9,258,201
Energy 7.6%
Anadarko Petroleum Corp., 6.2%, 3/15/2040		1,420,000	1,437,323
Atlas Energy Operating Co., LLC:
10.75%, 2/1/2018		515,000	570,362
12.125%, 8/1/2017		360,000	414,900
Belden & Blake Corp., 8.75%, 7/15/2012		1,150,000	1,092,500
Berry Petroleum Co., 10.25%, 6/1/2014		235,000	260,263
Bill Barrett Corp., 9.875%, 7/15/2016		190,000	204,250
Bristow Group, Inc., 7.5%, 9/15/2017		260,000	262,925
Chaparral Energy, Inc., 8.5%, 12/1/2015		1,255,000	1,223,625
Chesapeake Energy Corp.:
6.25%, 1/15/2018		270,000	260,550
6.875%, 1/15/2016		325,000	324,188
6.875%, 11/15/2020		430,000	419,250
7.25%, 12/15/2018		515,000	515,000
9.5%, 2/15/2015		975,000	1,068,844
Cloud Peak Energy Resources LLC:
144A, 8.25%, 12/15/2017		125,000	128,125
144A, 8.5%, 12/15/2019		115,000	118,450
Coffeyville Resources LLC, 144A, 9.0%, 4/1/2015		390,000	397,800
Colorado Interstate Gas Co., 6.8%, 11/15/2015		115,000	131,187
CONSOL Energy, Inc.:
144A, 8.0%, 4/1/2017		625,000	660,156
144A, 8.25%, 4/1/2020		625,000	665,625
Continental Resources, Inc.:
144A, 7.375%, 10/1/2020		185,000	191,475
8.25%, 10/1/2019		85,000	91,375
Crosstex Energy LP, 144A, 8.875%, 2/15/2018		305,000	317,200
DCP Midstream LLC, 144A, 5.35%, 3/15/2020		835,000	856,759
Dynegy Holdings, Inc., 7.75%, 6/1/2019		350,000	280,000
El Paso Corp.:
7.25%, 6/1/2018		280,000	291,034
8.25%, 2/15/2016		170,000	184,450
9.625%, 5/15/2012		1,265,000	1,365,894
El Paso Pipeline Partners Operating Co., LLC, 6.5%, 4/1/2020		855,000	882,587
Enbridge Energy Partners LP, 5.2%, 3/15/2020		855,000	882,854
EXCO Resources, Inc., 7.25%, 1/15/2011		355,000	354,556
Frontier Oil Corp.:
6.625%, 10/1/2011		180,000	181,125
8.5%, 9/15/2016		40,000	41,300
Global Geophysical Services, Inc., 144A, 10.5%, 5/1/2017		730,000	715,400
Holly Corp., 144A, 9.875%, 6/15/2017		450,000	468,000
Holly Energy Partners LP, 144A, 8.25%, 3/15/2018		305,000	308,050
Husky Energy, Inc., 7.25%, 12/15/2019		940,000	1,109,150
KCS Energy, Inc., 7.125%, 4/1/2012		945,000	945,000
Linn Energy LLC:
144A, 8.625%, 4/15/2020		295,000	306,063
144A, 11.75%, 5/15/2017		340,000	387,600
Mariner Energy, Inc.:
7.5%, 4/15/2013		215,000	222,525
8.0%, 5/15/2017		265,000	292,163
Newfield Exploration Co., 7.125%, 5/15/2018		660,000	679,800
Nexen, Inc., 6.2%, 7/30/2019		440,000	486,141
Niska Gas Storage US LLC, 144A, 8.875%, 3/15/2018		305,000	318,725
OPTI Canada, Inc.:
7.875%, 12/15/2014		1,215,000	1,157,287
8.25%, 12/15/2014		395,000	379,200
144A, 9.0%, 12/15/2012		115,000	117,875
Petrohawk Energy Corp.:
7.875%, 6/1/2015		115,000	118,738
9.125%, 7/15/2013		250,000	261,250
Plains Exploration & Production Co.:
7.0%, 3/15/2017		220,000	217,800
7.625%, 6/1/2018		435,000	443,156
8.625%, 10/15/2019		450,000	475,875
Quicksilver Resources, Inc.:
7.125%, 4/1/2016		640,000	619,200
11.75%, 1/1/2016		255,000	295,800
Regency Energy Partners LP:
8.375%, 12/15/2013		293,000	302,523
144A, 9.375%, 6/1/2016		800,000	858,000
Sabine Pass LNG LP, 7.25%, 11/30/2013		630,000	605,587
Southwestern Energy Co., 7.5%, 2/1/2018		320,000	349,600
Stone Energy Corp.:
6.75%, 12/15/2014		430,000	397,750
8.625%, 2/1/2017		685,000	676,437
Valero Energy Corp., 6.125%, 2/1/2020		950,000	986,571
Western Refining, Inc., 144A, 10.75%***, 6/15/2014		140,000	131,600
Whiting Petroleum Corp.:
7.25%, 5/1/2012		450,000	450,562
7.25%, 5/1/2013		70,000	70,875
Williams Partners LP, 144A, 5.25%, 3/15/2020		1,190,000	1,223,974
			32,454,209
Financials 17.8%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		540,000	515,700
American International Group, Inc., Series G, 5.6%, 10/18/2016		1,710,000	1,614,474
Antero Resources Finance Corp., 144A, 9.375%, 12/1/2017		180,000	186,300
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		280,800	168,480
Bank of America Corp., 7.625%, 6/1/2019		820,000	936,045
BBVA Bancomer SA, 144A, 7.25%, 4/22/2020		685,000	695,100
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014**		115,000	19,263
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		605,000	626,175
Case New Holland, Inc., 144A, 7.75%, 9/1/2013		225,000	236,813
Cemex Finance LLC, 144A, 9.5%, 12/14/2016		360,000	363,600
CIT Group, Inc., 7.0%, 5/1/2017		1,200,000	1,141,500
Citigroup Funding, Inc., 5.0%***, 4/7/2013		1,470,000	1,425,900
CNA Financial Corp., 6.5%, 8/15/2016		857,000	886,004
Conproca SA de CV, REG S, 12.0%, 6/16/2010		218,595	221,234
Depfa ACS Bank, 144A, 9.118%***, 10/6/2023		4,000,000	3,422,800
Discover Bank, 7.0%, 4/15/2020		855,000	878,474
DuPont Fabros Technology LP, (REIT), 144A, 8.5%, 12/15/2017		360,000	373,500
E*TRADE Financial Corp.:
7.375%, 9/15/2013		830,000	805,100
12.5%, 11/30/2017 (PIK)		515,000	615,425
Express LLC, 144A, 8.75%, 3/1/2018		255,000	262,650
Expro Finance Luxembourg SCA, 144A, 8.5%, 12/15/2016		240,000	246,000
FCE Bank PLC, 9.375%, 1/17/2014	EUR	600,000	862,779
Fibria Overseas Finance Ltd., 144A, 9.25%, 10/30/2019		180,000	209,250
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		145,000	149,767
7.375%, 2/1/2011		190,000	194,429
7.5%, 8/1/2012		2,500,000	2,583,800
8.125%, 1/15/2020		100,000	105,948
9.875%, 8/10/2011		1,155,000	1,222,265
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015		210,000	236,250
GE Capital European Funding, 4.25%, 3/1/2017	EUR	1,710,000	2,349,816
General Electric Capital Corp., 5.5%, 1/8/2020		1,360,000	1,417,100
GMAC, Inc.:
6.875%, 9/15/2011		1,185,000	1,205,737
7.0%, 2/1/2012		915,000	929,869
7.25%, 3/2/2011		2,880,000	2,934,000
144A, 8.0%, 3/15/2020		445,000	459,462
144A, 8.3%, 2/12/2015		205,000	213,969
Hana Bank, 144A, 4.5%, 10/30/2015		1,180,000	1,185,060
Hartford Financial Services Group, Inc.:
5.5%, 3/30/2020		305,000	302,986
6.625%, 3/30/2040		515,000	504,768
Health Care REIT, Inc., (REIT), 6.125%, 4/15/2020		1,285,000	1,326,121
Hellas Telecommunications Finance SCA, 144A, 8.644%***, 7/15/2015 (PIK)	EUR	213,708	31
Hexion Finance Escrow LLC, 144A, 8.875%, 2/1/2018		580,000	570,575
Holcim US Finance Sarl & Cie SCS, 144A, 6.0%, 12/30/2019		790,000	850,411
Hospitality Properties Trust, (REIT), 7.875%, 8/15/2014		1,000,000	1,101,397
Host Hotels & Resorts LP, (REIT), 6.875%, 11/1/2014		1,000,000	1,016,250
Hutchison Whampoa Finance 09 Ltd., 4.75%, 11/14/2016	EUR	850,000	1,185,716
Inmarsat Finance PLC, 144A, 7.375%, 12/1/2017		475,000	495,187
Intergas Finance BV, REG S, 6.875%, 11/4/2011		1,145,000	1,196,525
International Finance Corp., 5.75%, 3/16/2015	AUD	1,715,000	1,569,157
International Lease Finance Corp.:
144A, 8.625%, 9/15/2015		225,000	222,188
144A, 8.75%, 3/15/2017		450,000	446,625
iPayment, Inc., 9.75%, 5/15/2014		165,000	152,213
LBI Escrow Corp., 144A, 8.0%, 11/1/2017		830,000	860,087
Lincoln National Corp., 8.75%, 7/1/2019		833,000	1,039,111
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		1,315,000	1,342,856
MetLife, Inc., 7.717%, 2/15/2019		820,000	971,135
Morgan Stanley, Series F, 5.625%, 9/23/2019		835,000	823,536
National Money Mart Co., 144A, 10.375%, 12/15/2016		655,000	694,300
New ASAT (Finance) Ltd., 9.25%, 2/1/2011**		340,000	60,350
Nielsen Finance LLC:
Step-up Coupon, 0% to 8/1/2011, 12.5% to 8/1/2016		775,000	751,750
11.5%, 5/1/2016		80,000	90,800
Nomura Holdings, Inc., 6.7%, 3/4/2020		535,000	573,081
Nuveen Investments, Inc., 10.5%, 11/15/2015		325,000	325,000
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		700,000	686,000
Pacific Life Global Funding, 144A, 4.81%***, 2/6/2016		1,739,000	1,668,049
Pinnacle Foods Finance LLC:
9.25%, 4/1/2015		280,000	291,200
144A, 9.25%, 4/1/2015		295,000	306,800
PNC Bank NA, 6.875%, 4/1/2018		820,000	913,927
Principal Financial Group, Inc., 8.875%, 5/15/2019		820,000	1,011,515
ProLogis, (REIT), 6.875%, 3/15/2020		1,710,000	1,693,115
Prudential Financial, Inc., Series D, 4.75%, 9/17/2015		1,000,000	1,037,937
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		151,000	158,550
Reynolds Group Issuer, Inc.:
144A, 7.75%, 10/15/2016		450,000	465,750
144A, 8.5%, 5/15/2018 (b)		630,000	634,725
Rio Tinto Finance (USA) Ltd., 9.0%, 5/1/2019		1,050,000	1,352,791
SLM Corp., 8.0%, 3/25/2020		125,000	120,313
Sprint Capital Corp.:
7.625%, 1/30/2011		620,000	636,275
8.375%, 3/15/2012		765,000	807,075
Susser Holdings LLC, 144A, 8.5%, 5/15/2016 (b)		165,000	163,094
Teachers Insurance & Annuity Association of America, 144A, 6.85%, 12/16/2039		935,000	1,054,274
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020		855,000	830,488
Toyota Motor Credit Corp., 5.25%, 2/3/2012	EUR	1,630,000	2,293,441
Toys "R" Us Property Co. I, LLC, 144A, 10.75%, 7/15/2017		245,000	278,075
Tropicana Entertainment LLC, 9.625%, 12/15/2014**		660,000	66
UCI Holdco, Inc., 8.257%***, 12/15/2013 (PIK)		323,883	314,167
Vale Overseas Ltd., 5.625%, 9/15/2019		790,000	828,848
Virgin Media Finance PLC:
8.75%, 4/15/2014		782,000	798,617
Series 1, 9.5%, 8/15/2016		1,630,000	1,788,925
Virgin Media Secured Finance PLC, 144A, 6.5%, 1/15/2018		2,215,000	2,226,075
Wind Acquisition Finance SA:
144A, 11.0%, 12/1/2015	EUR	900,000	1,270,203
144A, 11.75%, 7/15/2017		700,000	778,750
144A, 11.75%, 7/15/2017	EUR	320,000	472,931
144A, 12.0%, 12/1/2015		75,000	80,063
Wind Acquisition Holdings Finance SA, 144A, 12.25%, 7/15/2017 (PIK)	EUR	430,000	585,406
			75,919,639
Health Care 3.4%
Community Health Systems, Inc., 8.875%, 7/15/2015		2,970,000	3,118,500
HCA, Inc.:
144A, 7.875%, 2/15/2020		2,020,000	2,174,025
144A, 8.5%, 4/15/2019		200,000	219,750
9.125%, 11/15/2014		595,000	632,931
9.25%, 11/15/2016		1,175,000	1,270,469
9.625%, 11/15/2016 (PIK)		415,000	451,312
144A, 9.875%, 2/15/2017		745,000	823,225
HEALTHSOUTH Corp., 10.75%, 6/15/2016		180,000	196,200
IASIS Healthcare LLC, 8.75%, 6/15/2014		1,180,000	1,212,450
Life Technologies Corp., 6.0%, 3/1/2020		1,130,000	1,188,941
Medtronic, Inc., 4.45%, 3/15/2020		690,000	700,992
Talecris Biotherapeutics Holdings Corp., 144A, 7.75%, 11/15/2016		60,000	60,600
The Cooper Companies, Inc., 7.125%, 2/15/2015		385,000	386,444
Valeant Pharmaceuticals International:
144A, 7.625%, 3/15/2020		275,000	279,812
8.375%, 6/15/2016		185,000	194,250
Vanguard Health Holding Co. II, LLC, 144A, 8.0%, 2/1/2018		360,000	356,400
Watson Pharmaceuticals, Inc., 6.125%, 8/15/2019		1,000,000	1,068,824
			14,335,125
Industrials 4.7%
Acco Brands Corp., 144A, 10.625%, 3/15/2015		90,000	99,675
Actuant Corp., 6.875%, 6/15/2017		150,000	148,313
ARAMARK Corp., 8.5%, 2/1/2015		365,000	374,581
BE Aerospace, Inc., 8.5%, 7/1/2018		435,000	465,450
Belden, Inc.:
7.0%, 3/15/2017		195,000	192,075
144A, 9.25%, 6/15/2019		235,000	252,625
Bombardier, Inc., 144A, 7.75%, 3/15/2020		315,000	334,687
Cenveo Corp.:
144A, 8.875%, 2/1/2018		670,000	691,775
144A, 10.5%, 8/15/2016		215,000	224,675
Clean Harbors, Inc., 7.625%, 8/15/2016		185,000	192,631
Congoleum Corp., 8.625%, 8/1/2008**		480,000	93,600
Corrections Corp. of America, 7.75%, 6/1/2017		285,000	302,100
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		90,000	95,288
Esco Corp., 144A, 4.132%***, 12/15/2013		285,000	264,337
Garda World Security Corp., 144A, 9.75%, 3/15/2017		350,000	362,687
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		175,000	176,969
Hutchison Whampoa International 09/19 Ltd., 144A, 5.75%, 9/11/2019		1,140,000	1,193,528
Iron Mountain, Inc., 8.375%, 8/15/2021		395,000	417,219
K. Hovnanian Enterprises, Inc.:
8.875%, 4/1/2012		220,000	212,300
10.625%, 10/15/2016		300,000	328,500
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		530,000	540,600
7.625%, 12/1/2013		520,000	534,300
144A, 8.0%, 2/1/2018		595,000	620,287
Kansas City Southern Railway Co., 8.0%, 6/1/2015		395,000	417,712
Masco Corp., 7.125%, 3/15/2020		855,000	877,078
McJunkin Red Man Corp., 144A, 9.5%, 12/15/2016		520,000	541,450
Mobile Mini, Inc., 9.75%, 8/1/2014		255,000	265,837
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014		560,000	574,000
Oshkosh Corp.:
144A, 8.25%, 3/1/2017		70,000	73,675
144A, 8.5%, 3/1/2020		140,000	147,350
Owens Corning, Inc., 9.0%, 6/15/2019		1,198,000	1,446,378
Ply Gem Industries, Inc., 144A, 13.125%, 7/15/2014		425,000	442,000
RailAmerica, Inc., 9.25%, 7/1/2017		207,000	223,043
RBS Global & Rexnord Corp.:
144A, 8.5%, 5/1/2018		675,000	676,687
11.75%, 8/1/2016		95,000	103,194
Rearden G Holdings EINS GmbH, 144A, 7.875%, 3/30/2020		130,000	134,355
Republic Services, Inc., 144A, 5.0%, 3/1/2020		830,000	833,717
Sitel LLC, 144A, 11.5%, 4/1/2018		520,000	527,800
Spirit AeroSystems, Inc., 144A, 7.5%, 10/1/2017		175,000	178,938
Textron, Inc., 7.25%, 10/1/2019		1,688,000	1,856,093
Titan International, Inc., 8.0%, 1/15/2012		730,000	737,300
TransDigm, Inc.:
7.75%, 7/15/2014		115,000	117,444
144A, 7.75%, 7/15/2014		240,000	245,700
Triumph Group, Inc., 8.0%, 11/15/2017		60,000	60,000
United Rentals North America, Inc.:
7.0%, 2/15/2014		570,000	557,175
9.25%, 12/15/2019		510,000	545,700
10.875%, 6/15/2016		250,000	281,250
USG Corp., 144A, 9.75%, 8/1/2014		220,000	237,600
			20,219,678
Information Technology 2.0%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		310,000	227,075
Amkor Technology, Inc., 144A, 7.375%, 5/1/2018		235,000	238,525
Aspect Software, Inc., 144A, 10.625%, 5/15/2017 (b)		725,000	725,000
Equinix, Inc., 8.125%, 3/1/2018		695,000	723,669
First Data Corp., 9.875%, 9/24/2015		210,000	192,150
Freescale Semiconductor, Inc.:
8.875%, 12/15/2014		690,000	679,650
144A, 9.25%, 4/15/2018		1,120,000	1,164,800
Jabil Circuit, Inc., 7.75%, 7/15/2016		145,000	153,700
JDA Software Group, Inc., 144A, 8.0%, 12/15/2014		120,000	125,700
L-3 Communications Corp.:
5.875%, 1/15/2015		1,470,000	1,492,050
Series B, 6.375%, 10/15/2015		270,000	276,412
ManTech International Corp., 144A, 7.25%, 4/15/2018		115,000	117,444
MasTec, Inc., 7.625%, 2/1/2017		270,000	262,237
Seagate HDD Cayman, 144A, 6.875%, 5/1/2020 (b)		120,000	120,300
Seagate Technology International, 144A, 10.0%, 5/1/2014		120,000	142,200
SunGard Data Systems, Inc.:
10.25%, 8/15/2015		1,065,000	1,122,244
10.625%, 5/15/2015		300,000	330,750
Unisys Corp., 144A, 12.75%, 10/15/2014		395,000	464,125
Vangent, Inc., 9.625%, 2/15/2015		155,000	146,088
			8,704,119
Materials 6.4%
AngloGold Ashanti Holdings PLC, 5.375%, 4/15/2020		870,000	879,588
Appleton Papers, Inc., 144A, 11.25%, 12/15/2015		111,000	100,455
ArcelorMittal, 6.125%, 6/1/2018		1,250,000	1,347,485
Ashland, Inc., 144A, 9.125%, 6/1/2017		275,000	313,500
Ball Corp.:
7.125%, 9/1/2016		135,000	143,438
7.375%, 9/1/2019		135,000	142,088
Berry Plastics Corp.:
8.25%, 11/15/2015		540,000	545,400
144A, 9.5%, 5/15/2018		355,000	351,894
Boise Paper Holdings LLC, 144A, 8.0%, 4/1/2020		160,000	164,800
CF Industries, Inc., 6.875%, 5/1/2018		145,000	151,163
Clondalkin Acquisition BV, 144A, 2.257%***, 12/15/2013		215,000	203,175
Compass Minerals International, Inc., 144A, 8.0%, 6/1/2019		235,000	244,694
CPG International I, Inc., 10.5%, 7/1/2013		520,000	525,200
Crown Americas LLC, 144A, 7.625%, 5/15/2017		230,000	239,488
Domtar Corp., 10.75%, 6/1/2017		230,000	281,750
Dow Chemical Co., 7.375%, 11/1/2029		1,710,000	1,950,212
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		1,250,000	1,281,250
Exopack Holding Corp., 11.25%, 2/1/2014		580,000	610,450
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/1/2015		580,000	631,475
8.375%, 4/1/2017		1,140,000	1,278,225
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		468,054	397,846
10.0%, 3/31/2015		460,160	391,136
Georgia-Pacific LLC:
144A, 7.0%, 1/15/2015		330,000	343,200
144A, 7.125%, 1/15/2017		180,000	189,900
144A, 8.25%, 5/1/2016		300,000	328,500
9.5%, 12/1/2011		1,380,000	1,512,825
Graphic Packaging International, Inc., 9.5%, 6/15/2017		630,000	677,250
Greif, Inc., 7.75%, 8/1/2019		995,000	1,047,237
Hexcel Corp., 6.75%, 2/1/2015		1,030,000	1,024,850
Innophos, Inc., 8.875%, 8/15/2014		100,000	103,000
Jefferson Smurfit Corp., 8.25%, 10/1/2012**		565,000	567,119
Koppers, Inc., 144A, 7.875%, 12/1/2019		365,000	375,950
Kronos International, Inc., 6.5%, 4/15/2013	EUR	150,000	171,757
Lumena Resources Corp., 144A, 12.0%, 10/27/2014		925,000	882,709
MeadWestvaco Corp., 7.375%, 9/1/2019		855,000	954,950
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		110,000	101,475
NewMarket Corp., 7.125%, 12/15/2016		455,000	452,725
Newmont Mining Corp., 5.125%, 10/1/2019		490,000	505,128
Novelis, Inc.:
7.25%, 2/15/2015		435,000	428,475
11.5%, 2/15/2015		295,000	324,500
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		418,000	443,080
Plastipak Holdings, Inc., 144A, 10.625%, 8/15/2019		85,000	94,456
Radnor Holdings Corp., 11.0%, 3/15/2010**		100,000	10
Silgan Holdings, Inc., 7.25%, 8/15/2016		440,000	458,700
Solo Cup Co., 10.5%, 11/1/2013		755,000	804,075
Southern Copper Corp., 5.375%, 4/16/2020		710,000	715,637
United States Steel Corp., 7.375%, 4/1/2020		445,000	457,237
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		805,000	821,100
Weyerhaeuser Co., 7.375%, 10/1/2019		855,000	933,462
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)		340,157	290,834
			27,184,853
Telecommunication Services 6.0%
America Movil SAB de CV, 144A, 5.0%, 10/16/2019		833,000	837,901
CC Holdings GS V, LLC, 144A, 7.75%, 5/1/2017		1,700,000	1,848,750
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		255,000	258,825
8.75%, 3/15/2018		735,000	744,187
Clearwire Communications LLC, 144A, 12.0%, 12/1/2015		225,000	234,563
Cricket Communications, Inc.:
9.375%, 11/1/2014		1,150,000	1,188,812
10.0%, 7/15/2015		430,000	454,725
Crown Castle International Corp., 9.0%, 1/15/2015		565,000	606,669
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		480,000	512,400
Digicel Ltd., 144A, 8.25%, 9/1/2017		1,010,000	1,032,725
ERC Ireland Preferred Equity Ltd., 144A, 7.662%***, 2/15/2017 (PIK)	EUR	252,509	129,115
Frontier Communications Corp., 6.25%, 1/15/2013		164,000	167,690
GCI, Inc., 144A, 8.625%, 11/15/2019		90,000	91,575
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012**		112,247	42,654
Hughes Network Systems LLC, 9.5%, 4/15/2014		910,000	937,300
Intelsat Corp.:
9.25%, 8/15/2014		160,000	165,600
9.25%, 6/15/2016		1,915,000	2,020,325
Intelsat Jackson Holdings SA:
144A, 8.5%, 11/1/2019		305,000	321,013
11.25%, 6/15/2016		330,000	357,225
Intelsat Subsidiary Holding Co. SA:
8.875%, 1/15/2015		975,000	1,014,000
Series B, 144A, 8.875%, 1/15/2015		395,000	408,825
iPCS, Inc., 2.374%***, 5/1/2013		110,000	103,950
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		2,870,000	2,977,625
Millicom International Cellular SA, 10.0%, 12/1/2013		1,010,000	1,047,875
New Communications Holdings, Inc.:
144A, 7.875%, 4/15/2015		60,000	61,950
144A, 8.25%, 4/15/2017		375,000	386,250
144A, 8.5%, 4/15/2020		500,000	515,000
144A, 8.75%, 4/15/2022		65,000	66,950
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		335,000	329,137
Qwest Communications International, Inc.:
144A, 7.125%, 4/1/2018		295,000	304,588
144A, 8.0%, 10/1/2015		655,000	702,487
Qwest Corp.:
7.5%, 10/1/2014		1,654,000	1,809,062
7.875%, 9/1/2011		585,000	620,831
SBA Telecommunications, Inc.:
144A, 8.0%, 8/15/2016		190,000	200,450
144A, 8.25%, 8/15/2019		115,000	123,338
Sprint Nextel Corp., 8.375%, 8/15/2017		640,000	661,600
Telesat Canada, 11.0%, 11/1/2015		820,000	918,400
tw telecom holdings, Inc., 144A, 8.0%, 3/1/2018		125,000	129,375
West Corp., 9.5%, 10/15/2014		375,000	388,125
Windstream Corp.:
7.0%, 3/15/2019		255,000	240,338
7.875%, 11/1/2017		815,000	808,887
8.625%, 8/1/2016		40,000	40,950
			25,812,047
Utilities 3.6%
AES Corp.:
8.0%, 6/1/2020		930,000	953,250
144A, 8.75%, 5/15/2013		934,000	948,010
AmerenEnergy Generating Co., 6.3%, 4/1/2020		1,000,000	1,013,818
CMS Energy Corp., 8.5%, 4/15/2011		880,000	925,669
Energy Future Holdings Corp., 10.875%, 11/1/2017		420,000	330,750
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		205,000	214,738
Kinder Morgan, Inc., 6.5%, 9/1/2012		1,005,000	1,056,506
Mirant Americas Generation LLC, 8.3%, 5/1/2011		980,000	1,006,950
Mirant North America LLC, 7.375%, 12/31/2013		150,000	154,125
NRG Energy, Inc.:
7.25%, 2/1/2014		2,205,000	2,235,319
7.375%, 2/1/2016		2,120,000	2,098,800
7.375%, 1/15/2017		1,795,000	1,768,075
NV Energy, Inc.:
6.75%, 8/15/2017		415,000	425,205
8.625%, 3/15/2014		100,000	102,625
RRI Energy, Inc., 7.875%, 6/15/2017		145,000	139,200
Suburban Propane Partners LP, 7.375%, 3/15/2020		90,000	91,800
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		840,000	630,000
The Toledo Edison Co., 7.25%, 5/1/2020		1,040,000	1,216,774
			15,311,614
Total Corporate Bonds (Cost $263,892,060)			273,098,950

Mortgage-Backed Securities Pass-Throughs 2.9%
Federal National Mortgage Association, 5.0%, 11/1/2035 (b)		4,000,000	4,140,000
Government National Mortgage Association, 4.5%, 4/1/2039 (b)		8,000,000	8,120,625
Total Mortgage-Backed Securities Pass-Throughs (Cost $12,090,469)			12,260,625

Asset-Backed 0.6%
Miscellaneous
Babson CLO Ltd., "A", Series 2005-3A, 144A, 0.5%***, 11/10/2019		1,740,824	1,629,585
Duane Street CLO, "A", Series 2005-1A, 144A, 0.499%***, 11/8/2017		970,375	890,320
Total Asset-Backed (Cost $2,337,836)			2,519,905

Commercial Mortgage-Backed Securities 2.0%
Credit Suisse Mortgage Capital Certificates, "A2", Series 2007-C1, 5.268%, 2/15/2040		3,719,000	3,843,912
Greenwich Capital Commercial Funding Corp., "A2", Series 2007-GG9, 5.381%, 3/10/2039		1,000,000	1,029,947
JPMorgan Chase Commercial Mortgage Securities Corp., "F", Series 2004-LN2, 144A, 5.454%***, 7/15/2041		2,000,000	1,216,283
LB-UBS Commercial Mortgage Trust, "A3", Series 2006-C7, 5.347%, 11/15/2038		2,560,000	2,570,115
Total Commercial Mortgage-Backed Securities (Cost $8,711,686)			8,660,257

Collateralized Mortgage Obligations 2.7%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 3.516%***, 2/25/2034		1,034,802	947,977
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 4.514%***, 12/25/2035		3,039,075	2,938,360
Citicorp Mortgage Securities, Inc., "1A7", Series 2006-4, 6.0%, 8/25/2036		956,653	928,861
Merrill Lynch Mortgage Investors Trust:
"2A", Series 2003-A6, 3.618%***, 10/25/2033		1,611,851	1,552,987
"2A1A", Series 2005-A9, 5.131%***, 12/25/2035		1,052,419	1,055,919
MLCC Mortgage Investors, Inc., "1A", Series 2005-2, 4.25%***, 10/25/2035		2,355,185	2,218,973
Provident Funding Mortgage Loan Trust, "2A1", Series 2005-1, 3.06%***, 5/25/2035		529,416	534,931
Residential Funding Mortgage Securities I, "3A1", Series 2005-SA2, 5.133%***, 6/25/2035		296,416	290,783
Washington Mutual Mortgage Pass-Through Certificates Trust, "1A1", Series 2005-AR12, 4.817%***, 10/25/2035		1,034,254	977,074
Total Collateralized Mortgage Obligations (Cost $10,266,962)			11,445,865

Government & Agency Obligations 19.5%
Other Government Related (d) 5.5%
Citibank NA, FDIC Guaranteed, 0.279%***, 5/7/2012		3,250,000	3,251,320
JPMorgan Chase & Co., Series 3, FDIC Guaranteed, 0.535%***, 12/26/2012		1,158,000	1,165,203
Kreditanstalt fuer Wiederaufbau, 1.35%, 1/20/2014	JPY	1,599,000,000	17,613,731
Pemex Project Funding Master Trust, 5.75%, 3/1/2018		1,570,000	1,622,647
			23,652,901
Sovereign Bonds 8.9%
Federative Republic of Brazil:
8.875%, 10/14/2019		950,000	1,235,000
12.5%, 1/5/2016	BRL	1,155,000	717,434
Government of Canada, 4.5%, 6/1/2015	CAD	2,700,000	2,846,748
Republic of Argentina, 5.83%, 12/31/2033	ARS	446	100
Republic of Croatia, 144A, 6.75%, 11/5/2019		805,000	868,737
Republic of El Salvador, 144A, 7.65%, 6/15/2035		745,000	804,600
Republic of Ghana, 144A, 8.5%, 10/4/2017		125,000	138,438
Republic of Greece, 3.6%, 7/20/2016	EUR	8,250,000	7,555,661
Republic of Indonesia, 144A, 6.875%, 3/9/2017		2,035,000	2,269,025
Republic of Lithuania, 144A, 7.375%, 2/11/2020		1,835,000	1,997,825
Republic of Panama, 9.375%, 1/16/2023		2,075,000	2,718,250
Republic of Peru, 7.35%, 7/21/2025		1,590,000	1,852,350
Republic of Poland, 6.375%, 7/15/2019		1,740,000	1,917,842
Republic of South Africa, 6.875%, 5/27/2019		1,215,000	1,365,356
Republic of Sri Lanka, 144A, 7.4%, 1/22/2015		390,000	411,450
Republic of Uruguay:
7.625%, 3/21/2036		605,000	686,675
9.25%, 5/17/2017		735,000	935,288
Republic of Venezuela, 9.25%, 9/15/2027		770,000	598,675
Russian Federation, REG S, 7.5%, 3/31/2030		2,295,060	2,629,220
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016		385,000	412,913
United Kingdom Treasury Bond, 3.75%, 9/7/2019	GBP	4,000,000	6,071,242
			38,032,829
US Government Sponsored Agencies 1.2%
Federal Home Loan Bank:
1.75%, 8/22/2012 (e)		2,500,000	2,524,037
7.2%***, 3/18/2024		850,000	828,750
Federal National Mortgage Association, 1.75%, 3/23/2011 (e)		1,640,000	1,656,984
			5,009,771
US Treasury Obligations 3.9%
US Treasury Bill, 0.22%****, 9/16/2010 (f)		6,353,000	6,348,394
US Treasury Bond, 4.375%, 11/15/2039		2,542,000	2,478,450
US Treasury Notes:
2.5%, 3/31/2015		2,900,000	2,914,500
3.625%, 2/15/2020		4,712,000	4,698,010
			16,439,354
Total Government & Agency Obligations (Cost $82,631,288)			83,134,855

Loan Participations and Assignments 3.4%
Senior Loans*** 3.1%
Big West Oil LLC, Term Loan, LIBOR plus 9.5%, 2/19/2015		210,000	212,756
Buffets, Inc.:
Letter of Credit Term Loan B, 7.44%, 5/1/2013 (PIK)		42,728	41,660
Term Loan B, 10.0%, 4/21/2015		405,000	388,294
Charter Communications Operating LLC:
Term Loan, 3.55%, 9/6/2016		1,329,060	1,261,617
Term Loan, 7.25%, 3/6/2014		922,040	937,890
Clarke American Corp., Term Loan B, 2.79%, 6/30/2014		131,073	121,570
Ford Motor Co., Term Loan, 3.31%, 12/16/2013		1,393,514	1,348,051
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.273%, 3/26/2014		972,120	836,330
Letter of Credit, 2.29%, 3/26/2014		57,818	49,742
Hexion Specialty Chemicals, Inc.:
Term Loan C1, 2.563%, 5/6/2013		661,881	639,543
Term Loan C2, 2.563%, 5/6/2013		324,912	313,946
IASIS Healthcare LLC, Term Loan, 5.588%, 6/13/2014 (PIK)		549,012	524,993
Kabel Deutschland GmbH, Term Loan, 7.99%, 11/18/2014 (PIK)	EUR	1,606,137	2,157,526
Nuveen Investments, Inc., Term Loan, 3.323%, 11/13/2014		241,337	220,461
OSI Restaurant Partners LLC:
Term Loan, 2.507%, 6/14/2013		59,203	53,814
Term Loan B, 2.625%, 6/14/2014		655,212	595,578
Sabre, Inc., Term Loan B, 2.273%, 9/30/2014		178,147	169,500
Sbarro, Inc., Term Loan, 4.762%, 1/31/2014		198,000	189,338
Scorpion Holding Ltd., Second Lien Term Loan, 7.752%, 11/29/2010		690,000	690,000
Texas Competitive Electric Holdings Co., LLC:
Term Loan B2, 3.751%, 10/10/2014		96,564	79,445
Term Loan B3, 3.751%, 10/10/2014		1,784,250	1,457,884
Tribune Co., Term Loan B, 5.25%, 6/4/2014**		365,375	245,777
US Foodservice, Inc., Term Loan B, 2.77%, 5/29/2012		493,731	450,324
VML US Finance LLC:
Term Delay Draw B, 4.8%, 5/25/2012		97,703	96,476
Term Loan B, 4.8%, 5/27/2013		169,149	167,025
			13,249,540
Sovereign Loans 0.3%
BOM Capital PLC, 144A, 6.699%, 3/11/2015		1,050,000	1,053,938
Total Loan Participations and Assignments (Cost $14,252,446)			14,303,478

Municipal Bonds and Notes 0.4%
California, State General Obligation, Build America Bonds, 7.625%, 3/1/2040		885,000	991,704
Oregon, State Department of Transportation Highway User Tax Revenue, Build America Bonds, Series A, 5.834%, 11/15/2034		480,000	507,456
Total Municipal Bonds and Notes (Cost $1,380,054)			1,499,160

Preferred Securities 0.9%
Financials 0.8%
Capital One Capital VI, 8.875%, 5/15/2040		1,670,000	1,854,243
JPMorgan Chase Capital XXIII, 1.25%***, 5/15/2047		1,000,000	776,629
USB Capital XIII Trust, 6.625%, 12/15/2039		855,000	899,126
			3,529,998
Materials 0.1%
Hercules, Inc., 6.5%, 6/30/2029		530,000	434,600
Total Preferred Securities (Cost $3,553,749)			3,964,598
	Shares	Value ($)

Common Stocks 0.2%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*	8,766	54,349
Dex One Corp.*	2,278	69,046
SuperMedia, Inc.*	426	19,128
Vertis Holdings, Inc.*	3,350	0
		142,523
Industrials 0.0%
World Color Press, Inc.*	1,292	15,633
Materials 0.2%
GEO Specialty Chemicals, Inc.*	10,608	9,017
GEO Specialty Chemicals, Inc. 144A*	966	821
LyondellBasell Industries "A"*	21,472	444,470
LyondellBasell Industries "B"*	19,383	436,118
		890,426
Total Common Stocks (Cost $2,225,134)		1,048,582

Warrants 0.0%
Consumer Discretionary 0.0%
Readers Digest Association, Inc., Expiration Date 2/15/2017*	574	0
Financials 0.0%
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	52,000	0
Industrials 0.0%
World Color Press, Inc., Expiration Date 7/20/2014*	1,464	6,954
Materials 0.0%
Ashland, Inc., Expiration Date 3/31/2029*	315	0
Total Warrants (Cost $70,220)		6,954

Open-End Investment Company 2.5%
DWS Floating Rate Plus Fund "Institutional" (g) (Cost $9,239,065)	1,114,287	10,440,869
	Contract Amount	Value ($)

Call Options Purchased 0.0%
Floating Rate — LIBOR, Effective Date 5/16/2011, Expiration Date 5/12/2016, Cap Rate 3.0% (Cost $334,540)	86,000,000	188,796
	Shares	Value ($)

Cash Equivalents 3.0%
Central Cash Management Fund, 0.21% (h) (Cost $12,894,467)	12,894,467	12,894,467
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $423,879,976)+	102.1	435,467,361
Other Assets and Liabilities, Net	(2.1)	(9,042,448)
Net Assets	100.0	426,424,913

* Non-income producing security.

** Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds and senior loans that are in default:

Securities	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Buffalo Thunder Development Authority	9.375%	12/15/2014	115,000	USD	115,147	19,263
CanWest MediaWorks LP	9.25%	8/1/2015	190,000	USD	190,000	87,400
Congoleum Corp.	8.625%	8/1/2008	480,000	USD	451,750	93,600
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	270,000	USD	272,475	3,713
Grupo Iusacell Celular SA de CV	10.0%	3/31/2012	112,247	USD	106,814	42,654
Jefferson Smurfit Corp.	8.25%	10/1/2012	565,000	USD	469,675	567,119
New ASAT (Finance) Ltd.	9.25%	2/1/2011	340,000	USD	293,669	60,350
Radnor Holdings Corp.	11.0%	3/15/2010	100,000	USD	88,363	10
Simmons Co.	10.0%	12/15/2014	725,000	USD	608,431	13,594
Tribune Co.	5.25%	6/4/2014	365,375	USD	365,147	245,777
Tropicana Entertainment LLC	9.625%	12/15/2014	660,000	USD	520,338	66
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	55,000	USD	56,100	275
Young Broadcasting, Inc.	8.75%	1/15/2014	1,165,000	USD	1,079,224	2,680
					4,617,133	1,136,501

*** These securities are shown at their current rate as of April 30, 2010. Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**** Annualized yield at time of purchase; not a coupon rate.

+ The cost for federal income tax purposes was $424,711,810. At April 30, 2010, net unrealized appreciation for all securities based on tax cost was $10,755,551. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $21,225,528 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,469,977.

(a) Principal amount stated in US dollars unless otherwise noted.

(b) When-issued or delayed delivery securities included.

(c) Security has deferred its 6/15/2008, 12/15/2008 and 6/15/2009 interest payments until 8/15/2012.

(d) Government-backed debt issued by financial companies or government sponsored enterprises.

(e) At April 30, 2010, this security has been pledged, in whole or in part, as collateral for open swaps contracts.

(f) At April 30, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(g) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(h) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation

FDIC: Federal Deposit Insurance Corp.

PIK: Denotes that all or a portion of the income is paid in-kind.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

At April 30, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year Canadian Government Bond	CAD	6/21/2010	17	1,970,782	(13,706)
10 Year US Treasury Note	USD	6/21/2010	340	40,088,125	844,617
5 Year US Treasury Note	USD	6/30/2010	442	51,209,844	728,905
CAC 40 Index	EUR	5/21/2010	94	4,684,600	(310,622)
DJ Euro Stoxx 50 Index	EUR	6/18/2010	247	9,037,295	(239,986)
Federal Republic of Germany Euro-Bund	EUR	6/8/2010	22	3,657,093	77,582
Federal Republic of Germany Euro-Schatz	EUR	6/8/2010	124	18,027,244	85,407
FTSE 100 Index	GBP	6/18/2010	85	7,162,742	(58,461)
IBEX 35 Index	EUR	5/21/2010	39	5,364,531	(518,943)
NASDAQ E-Mini 100 Index	USD	6/18/2010	63	2,518,110	102,436
TOPIX Index	JPY	6/11/2010	40	4,185,873	95,066
United Kingdom Long Gilt Bond	GBP	6/28/2010	13	2,306,123	27,013
Total net unrealized appreciation					819,308

At April 30, 2010, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year Australian Treasury Bond	AUD	6/15/2010	86	8,125,487	97,692
10 Year Japanese Government Bond	JPY	6/10/2010	25	37,174,642	(354,188)
2 Year US Treasury Note	USD	6/30/2010	176	38,293,750	(189,055)
AEX Index	EUR	5/21/2010	2	182,994	4,466
ASX SPI 200 Index	AUD	6/17/2010	37	4,124,593	56,873
DAX Index	EUR	6/18/2010	36	7,346,208	(22,058)
Federal Republic of Germany Euro-Bund	EUR	6/8/2010	112	18,617,929	(260,547)
Federal Republic of Germany Euro-Schatz	EUR	6/8/2010	525	76,325,026	(374,257)
FTSE MIB Index	EUR	6/18/2010	1	140,761	6,361
Hang Seng Index	HKD	5/28/2010	5	672,385	5,152
Russell E-Mini 2000 Index	USD	6/18/2010	35	2,504,250	(81,242)
S&P 500 E-Mini Index	USD	6/18/2010	246	14,555,820	(456,503)
S&P TSX 60 Index	CAD	6/17/2010	17	2,390,510	(41,589)
Total net unrealized depreciation					(1,608,895)

At April 30, 2010, open written interest rate options contract was as follows:

Effective/ Expiration Date	Cash Flows Paid	Contract Amount	Strike Rate (%)	Value ($)	Premiums Received ($)	Unrealized Appreciation ($)
Call Option
5/16/2011 5/16/2012	30-year USD Swap Rate — 10-year USD Swap Rate	171,000,000	0.6	(131,730)	181,260	49,530

At April 30, 2010, open credit default swap contracts purchased were as follows:

Effective/ Expiration Dates	Notional Amount ($)	Fixed Cash Flows Paid	Underlying Debt Obligation/ Quality Rating (i)	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
9/21/2009 3/20/2015	2,250,000[1]	1.0%	Eli Lilly & Co., 6.57%, 1/1/2016, A+	(47,533)	(59,343)	11,810
9/21/2009 12/20/2014	2,250,000[2]	1.0%	Hewlett-Packard Co., 5.4%, 3/1/2017, A	(66,275)	(75,116)	8,841
9/21/2009 12/20/2014	2,250,000[1]	1.0%	Home Depot, Inc., 5.875%, 12/16/2036, BBB+	(47,133)	(36,563)	(10,570)
3/22/2010 6/20/2015	4,800,000[1]	1.0%	Markit CDX.NA.IG	(25,144)	(6,869)	(18,275)
3/22/2010 6/20/2015	400,000[2]	1.0%	Markit iTraxx SovX Western Europe	3,388	1,878	1,510
9/21/2009 3/20/2015	2,250,000[1]	1.0%	McKesson Corp., 7.65%, 3/1/2027, BBB-	(38,898)	(62,784)	23,886
Total net unrealized appreciation						17,202

At April 30, 2010, open credit default swap contracts sold were as follows:

Effective/ Expiration Dates	Notional Amount ($) (j)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (i)	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
9/21/2009 12/20/2014	1,710,000[3]	1.0%	Berkshire Hathaway Finance Corp., 4.625%, 10/15/2013, AA	(3,754)	(43,280)	39,526
3/22/2010 6/20/2015	1,710,000[1]	1.0%	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017, BB	(12,327)	(9,701)	(2,626)
9/21/2009 12/20/2014	3,430,000[3]	1.0%	Prudential Financial, Inc., 4.5%, 7/15/2013, BBB	(52,963)	(162,387)	109,424
12/21/2009 3/20/2015	2,250,000[3]	1.0%	Weatherford International Ltd., 4.95%, 10/15/2013, BBB	8,433	(29,145)	37,578
Total net unrealized appreciation						183,902

(i) The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.

(j) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

At April 30, 2010, open interest rate swaps were as follows:

Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
10/27/2010 10/27/2020	6,500,000[1]	Fixed — 4.12%	Floating — LIBOR	(120,687)	2,275	(122,962)
11/24/2010 11/24/2020	9,700,000[4]	Fixed — 3.96%	Floating — LIBOR	(18,690)	4,409	(23,099)
4/20/2009 4/20/2024	2,500,000[1]	Floating — LIBOR	Fixed — 7.5%	(78,453)	—	(78,453)
5/15/2009 5/15/2024	2,500,000[1]	Floating — LIBOR	Fixed — 7.5%	(9,890)	—	(9,890)
11/15/2009 11/15/2024	3,000,000[4]	Floating — LIBOR	Fixed — 8.7%	175,337	—	175,337
Total net unrealized depreciation						(59,067)

LIBOR: London InterBank Offered Rate

At April 30, 2010, open total return swaps were as follows:

Effective/ Expiration Dates	Notional Amount ($)	Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Depreciation ($)
12/14/2009 6/1/2012	15,300,000[5]	0.425%	Global Interest Rate Strategy Index	(292,786)	—	(292,786)
Counterparties: [1] Morgan Stanley [2] The Goldman Sachs & Co. [3] JPMorgan Chase Securities, Inc. [4] Barclays Bank LLC [5] Citigroup, Inc.

As of April 30, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	2,208,400	NZD	3,105,000	5/20/2010	61,807	The Goldman Sachs & Co.
USD	18,812,152	AUD	20,256,000	5/20/2010	3,038	Royal Bank of Scotland PLC
EUR	20,716,000	USD	28,072,044	5/20/2010	516,297	UBS AG
GBP	3,744,000	USD	5,789,647	5/20/2010	58,897	HSBC Bank USA
JPY	1,069,336,000	USD	11,451,262	5/20/2010	104,209	Bank of New York Mellon Corp.
CAD	2,384,000	USD	2,386,339	5/20/2010	28,875	The Goldman Sachs & Co.
CAD	10,250,000	USD	10,282,596	6/15/2010	146,653	Morgan Stanley
EUR	13,350,000	USD	18,182,046	6/16/2010	422,921	Morgan Stanley
JPY	1,450,000,000	USD	15,577,278	6/21/2010	186,222	Morgan Stanley
GBP	4,150,000	USD	6,395,698	6/21/2010	44,303	Morgan Stanley
Total unrealized appreciation					1,573,222
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	4,519,910	NOK	26,565,000	5/20/2010	(22,389)	UBS AG
USD	4,284,813	SEK	30,632,000	5/20/2010	(52,761)	UBS AG
USD	593,203	CHF	628,000	5/20/2010	(10,060)	Royal Bank of Scotland PLC
EUR	6,848,000	USD	9,106,658	5/26/2010	(12,000)	Citigroup, Inc.
EUR	344,200	USD	453,164	5/26/2010	(5,166)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(102,376)
Currency Abbreviations

ARS Argentine Peso

AUD Australian Dollar

BRL Brazilian Real

CAD Canadian Dollar

CHF Swiss Franc

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

NOK Norwegian Krone

NZD New Zealand Dollar

SEK Swedish Krona

USD United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Fixed Income (k)
Corporate Bonds	$ —	$ 267,292,788	$ 5,806,162	$ 273,098,950
Mortgage-Backed Securities Pass-Throughs	—	12,260,625	—	12,260,625
Asset-Backed	—	1,629,585	890,320	2,519,905
Commercial Mortgage-Backed Securities	—	8,660,257	—	8,660,257
Collateralized Mortgage Obligations	—	11,445,865	—	11,445,865
Government & Agency Obligations	—	75,957,711	828,750	76,786,461
Loan Participations and Assignments	—	13,359,062	944,416	14,303,478
Municipal Bonds and Notes	—	1,499,160	—	1,499,160
Preferred Securities	—	3,964,598	—	3,964,598
Common Stocks (k)	984,395	54,349	9,838	1,048,582
Warrants (k)	—	6,954	0	6,954
Open-End Investment Company	10,440,869	—	—	10,440,869
Short-Term Investments (k)	12,894,467	6,348,394	—	19,242,861
Derivatives (l)	—	1,981,134	188,796	2,169,930
Total	$ 24,319,731	$ 404,460,482	$ 8,668,282	$ 437,448,495
Liabilities
Derivatives (l)	$ (789,587)	$ (661,037)	$ (131,730)	$ (1,582,354)
Total	$ (789,587)	$ (661,037)	$ (131,730)	$ (1,582,354)

(k) See Investment Portfolio for additional detailed categorizations.

(l) Derivatives include value of open options purchased, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, total return swap contracts, forward foreign currency exchange contracts and written options, at value.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Asset- Backed	Government & Agency Obligations	Loan Participations and Assignments	Common Stocks
Balance as of October 31, 2009	$ 5,599,096	$ 2,349,728	$ 797,848	$ 1,010,846	$ 9,838
Total realized gain (loss)	—	1,865	(32,000)	(124,769)	—
Change in unrealized appreciation (depreciation)	296,917	77,602	61,477	214,250	—
Amortization premium/discount	54,149	—	1,425	9,699	—
Net purchases (sales)	—	(11,302)	—	(165,610)	—
Net transfers in (out) of Level 3	(144,000)	(1,527,573)	—	—	—
Balance as of April 30, 2010	$ 5,806,162	$ 890,320	$ 828,750	$ 944,416	$ 9,838
Net change in unrealized appreciation (depreciation) from investments still held at April 30, 2010	$ 296,917	$ 77,602	$ 35,063	$ 63,601	$ —
	Convertible Preferred Stocks	Warrants	Call Options Purchased	Total	Written Options
Balance as of October 31, 2009	$ 0	$ 8,324	$ —	$ 9,775,680	$ —
Total realized gain (loss)	(13,911)	—	—	(168,815)	—
Change in unrealized appreciation (depreciation)	13,911	(8,324)	(145,744)	510,089	49,530
Amortization premium/discount	—	—	—	65,273	—
Net purchases (sales)	0	0	334,540	157,628	(181,260)
Net transfers in (out) of Level 3	—	—	—	(1,671,573)	—
Balance as of April 30, 2010	$ —	$ 0	$ 188,796	$ 8,668,282	$ (131,730)
Net change in unrealized appreciation (depreciation) from investments still held at April 30, 2010	$ —	$ (8,324)	$ (145,744)	$ 319,115	$ 49,530

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of April 30, 2010 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $401,746,444)	$ 412,132,025
Investment in DWS Floating Rate Plus Fund (cost $9,239,065)	10,440,869
Investment in Central Cash Management Fund (cost $12,894,467)	12,894,467
Total investments, at value (cost $423,879,976)	435,467,361
Cash	1,319,230
Foreign currency, at value (cost $5,684,145)	5,679,660
Deposits with brokers for open futures contracts	3,790
Receivable for investments sold	6,415,301
Receivable for Fund shares sold	419,208
Receivable for daily variation margin on open futures contracts	131,842
Interest receivable	5,904,550
Net receivable for open swap contracts	25,828
Net receivable on closed forward foreign currency exchange contracts	71,323
Unrealized appreciation on forward foreign currency exchange contracts	1,573,222
Unrealized appreciation on swap contracts	407,912
Foreign taxes recoverable	218,181
Other assets	43,203
Total assets	457,680,611
Liabilities
Payable for investments purchased	13,857,882
Payable for investments purchased — when-issued and delayed delivery securities	15,239,344
Payable for Fund shares redeemed	640,935
Options written, at value (premiums received $181,260)	131,730
Unrealized depreciation on forward foreign currency exchange contracts	102,376
Unrealized depreciation on swap contracts	558,661
Accrued management fee	168,385
Other accrued expenses and payables	556,385
Total liabilities	31,255,698
Net assets, at value	$ 426,424,913

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2010 (Unaudited) (continued)
Net Assets Consist of
Undistributed net investment income	$ 101,084
Net unrealized appreciation (depreciation) on: Investments	11,587,385
Swap contracts	(150,749)
Futures	(789,587)
Written options	49,530
Foreign currency	1,479,600
Accumulated net realized gain (loss)	(44,941,209)
Paid-in capital	459,088,859
Net assets, at value	$ 426,424,913
Net Asset Value
Class A Net Asset Value and redemption price per share ($357,011,070 ÷ 74,808,182 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 4.77
Maximum offering price per share (100 ÷ 97.25 of $4.77)	$ 4.90

Class B

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($7,765,829 ÷ 1,626,147 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 4.78

Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($40,268,447 ÷ 8,380,724 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)

$ 4.80
Class S Net Asset Value, offering and redemption price per share ($21,379,567 ÷ 4,474,418 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 4.78

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended April 30, 2010 (Unaudited)
Investment Income
Income: Dividends — DWS Floating Rate Plus Fund	$ 323,255
Interest (net of foreign taxes withheld of $7,428)	13,468,853
Income distributions — Central Cash Management Fund	15,792
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	9,847
Total Income	13,817,747
Expenses: Management fee	956,536
Administration fee	204,299
Services to shareholders	324,611
Custodian fee	36,101
Distribution and service fees	614,374
Professional fees	55,246
Trustees' fees and expenses	6,184
Reports to shareholders	39,463
Registration fees	49,695
Other	37,867
Total expenses before expense reductions	2,324,376
Expense reductions	(2,731)
Total expenses after expense reductions	2,321,645
Net investment income	11,496,102
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	8,979,960
Swap contracts	175,909
Futures	2,172,201
Foreign currency	4,980,326
16,308,396
Change in net unrealized appreciation (depreciation) on: Investments	2,972,972
Swap contracts	306,036
Futures	(1,262,448)
Written options	49,530
Foreign currency	599,352
2,665,442
Net gain (loss)	18,973,838
Net increase (decrease) in net assets resulting from operations	$ 30,469,940

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2010 (Unaudited)	Year Ended October 31, 2009
Operations: Net investment income	$ 11,496,102	$ 18,511,215
Net realized gain (loss)	16,308,396	(4,444,020)
Change in net unrealized appreciation (depreciation)	2,665,442	69,637,358
Net increase (decrease) in net assets resulting from operations	30,469,940	83,704,553
Distributions to shareholders from: Net investment income: Class A	(9,885,324)	(16,380,126)
Class B	(203,985)	(434,831)
Class C	(944,816)	(1,363,094)
Class S	(494,956)	(420,182)
Net realized gains: Class A	(1,063,300)	—
Class B	(27,164)	—
Class C	(115,796)	—
Class S	(45,507)	—
Total distributions	(12,780,848)	(18,598,233)
Fund share transactions: Proceeds from shares sold	45,342,015	86,014,213
Reinvestment of distributions	10,424,609	14,537,789
Cost of shares redeemed	(45,869,963)	(84,660,615)
Redemption fees	—	4,207
Net increase (decrease) in net assets from Fund share transactions	9,896,661	15,895,594
Increase (decrease) in net assets	27,585,753	81,001,914
Net assets at beginning of period	398,839,160	317,837,246
Net assets at end of period (including undistributed net investment income of $101,084 and $134,063, respectively)	$ 426,424,913	$ 398,839,160

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended October 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 4.57	$ 3.80	$ 4.70	$ 4.68	$ 4.69	$ 4.76
Income (loss) from investment operations: Net investment income[b]	.13	.22	.22	.25	.24	.26
Net realized and unrealized gain (loss)	.21	.78	(.85)	.07	.13	(.05)
Total from investment operations	.34	1.00	(.63)	.32	.37	.21
Less distributions from: Net investment income	(.13)	(.23)	(.20)	(.28)	(.38)	(.28)
Net realized gains	(.01)	—	—	(.02)	—	—
Return of capital	—	—	(.07)	—	—	—
Total distributions	(.14)	(.23)	(.27)	(.30)	(.38)	(.28)
Redemption fees	—	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 4.77	$ 4.57	$ 3.80	$ 4.70	$ 4.68	$ 4.69
Total Return (%)[c]	7.47d**	27.28[d]	(14.22)[d]	7.01[d]	8.37[d]	4.48
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	357	340	280	345	314	320
Ratio of expenses before expense reductions (%)	1.06*	1.08	1.12	1.08	1.14	1.16
Ratio of expenses after expense reductions (%)	1.06*	1.07	1.11	1.07	1.13	1.16
Ratio of net investment income (%)	5.71*	5.42	4.76	5.30	5.24	5.53
Portfolio turnover rate (%)	62**	252	185	137	175	130

[a] For the six months ended April 30, 2010 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return does not reflect the effect of any sales charges.

[d] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class B Years Ended October 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 4.58	$ 3.80	$ 4.71	$ 4.68	$ 4.69	$ 4.76
Income (loss) from investment operations: Net investment income[b]	.11	.19	.18	.21	.20	.22
Net realized and unrealized gain (loss)	.21	.78	(.86)	.08	.13	(.05)
Total from investment operations	.32	.97	(.68)	.29	.33	.17
Less distributions from: Net investment income	(.11)	(.19)	(.16)	(.24)	(.34)	(.24)
Net realized gains	(.01)	—	—	(.02)	—	—
Return of capital	—	—	(.07)	—	—	—
Total distributions	(.12)	(.19)	(.23)	(.26)	(.34)	(.24)
Redemption fees	—	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 4.78	$ 4.58	$ 3.80	$ 4.71	$ 4.68	$ 4.69
Total Return (%)[c,d]	7.29**	26.29	(15.09)	6.37	7.45	3.53
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8	9	10	17	22	29
Ratio of expenses before expense reductions (%)	1.93*	1.94	1.96	1.86	2.16	2.22
Ratio of expenses after expense reductions (%)	1.92*	1.83	1.88	1.85	1.94	2.04
Ratio of net investment income (%)	4.84*	4.66	3.99	4.52	4.43	4.65
Portfolio turnover rate (%)	62**	252	185	137	175	130

[a] For the six months ended April 30, 2010 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return does not reflect the effect of any sales charges.

[d] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class C Years Ended October 31,	2010[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 4.60	$ 3.82	$ 4.73	$ 4.71	$ 4.72	$ 4.79
Income (loss) from investment operations: Net investment income[b]	.11	.19	.18	.21	.20	.22
Net realized and unrealized gain (loss)	.22	.79	(.86)	.07	.13	(.05)
Total from investment operations	.33	.98	(.68)	.28	.33	.17
Less distributions from: Net investment income	(.12)	(.20)	(.16)	(.24)	(.34)	(.24)
Net realized gains	(.01)	—	—	(.02)	—	—
Return of capital	—	—	(.07)	—	—	—
Total distributions	(.13)	(.20)	(.23)	(.26)	(.34)	(.24)
Redemption fees	—	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 4.80	$ 4.60	$ 3.82	$ 4.73	$ 4.71	$ 4.72
Total Return (%)[c]	7.26d**	26.48[d]	(14.98)[d]	6.16[d]	7.41[d]	3.58
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	40	37	24	28	22	20
Ratio of expenses before expense reductions (%)	1.81*	1.84	1.89	1.84	1.94	2.04
Ratio of expenses after expense reductions (%)	1.81*	1.82	1.87	1.84	1.93	2.04
Ratio of net investment income (%)	4.95*	4.66	4.00	4.53	4.44	4.65
Portfolio turnover rate (%)	62**	252	185	137	175	130

[a] For the six months ended April 30, 2010 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return does not reflect the effect of any sales charges.

[d] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class S Years Ended October 31,	2010[a]	2009	2008	2007	2006	2005[b]
Selected Per Share Data
Net asset value, beginning of period	$ 4.58	$ 3.80	$ 4.70	$ 4.68	$ 4.69	$ 4.88
Income (loss) from investment operations: Net investment income[c]	.14	.23	.22	.26	.25	.20
Net realized and unrealized gain (loss)	.21	.78	(.85)	.07	.13	(.17)
Total from investment operations	.35	1.01	(.63)	.33	.38	.03
Less distributions from: Net investment income	(.14)	(.23)	(.20)	(.29)	(.39)	(.22)
Net realized gains	(.01)	—	—	(.02)	—	—
Return of capital	—	—	(.07)	—	—	—
Total distributions	(.15)	(.23)	(.27)	(.31)	(.39)	(.22)
Redemption fees	—	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 4.78	$ 4.58	$ 3.80	$ 4.70	$ 4.68	$ 4.69
Total Return (%)	7.84d**	27.56[d]	(14.06)[d]	7.25[d]	8.57[d]	.54**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	21	13	4	3	2	1
Ratio of expenses before expense reductions (%)	.86*	.92	1.03	.92	.96	1.01*
Ratio of expenses after expense reductions (%)	.86*	.81	.89	.90	.95	1.01*
Ratio of net investment income (%)	5.91*	5.68	4.97	5.47	5.42	5.76*
Portfolio turnover rate (%)	62**	252	185	137	175	130

[a] For the six months ended April 30, 2010 (Unaudited).

[b] For the period from February 1, 2005 (commencement of operations of Class S shares) to October 31, 2005.

[c] Based on average shares outstanding during the period.

[d] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Strategic Income Fund (the ``Fund'') is registered under the Investment Company Act of 1940, as amended (the ``1940 Act''), as an open-end, diversified management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Fund may lend securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These US dollar-denominated fixed and floating rate loans ("Loans") in which the Fund invests, are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy-outs and refinancings, and Sovereign Loans, which are debt instruments between a foreign sovereign entity and one or more financial institutions. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. All Loan Participations and Assignments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Derivatives. Authorized accounting guidance requires that disclosures about the Fund's derivative and hedging activities and derivatives accounted for as hedging instruments must be disclosed separately from derivatives that do not qualify for hedge accounting. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the Fund's derivatives are not accounted for as hedging instruments. As such, even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund's derivatives are not considered to be hedging instruments. The disclosure below is presented in accordance with authoritative accounting guidance.

Interest Rate Swap Contracts. The Fund enters into interest rate swap transactions to gain exposure to different parts of the yield curve while managing overall duration. The value of the Fund's underlying bond investments are subject to interest rate risk. As interest rates increase, the value of the Fund's fixed rate bonds may fall. The longer the duration of the Fund's securities, the more sensitive the Fund will be to interest rate changes. To help mitigate this interest rate risk, the Fund invests in interest rate swap contracts to reduce the duration of the investment portfolio. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund agrees to pay to the other party to the interest rate swap (which is known as the "counterparty") a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment. The payment obligations are based on the notional amount of the swap. Certain risks may arise when entering into swap transactions including counterparty default, liquidity or unfavorable changes in interest rates. In connection with these agreements, securities and or cash may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the interest rate swap contract, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily based upon a price supplied by a Board-approved pricing vendor and the change in value is recorded as unrealized appreciation or depreciation.

A summary of the open interest rate swap contracts as of April 30, 2010 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2010, the Fund invested in interest rate swap contracts with a total notional amount generally indicative of a range from approximately $17,750,000 to $27,450,000.

Credit Default Swap Contracts. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. The Fund buys or sells credit default swap contracts to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer, or to hedge the risk of default on Fund securities. As a seller in the credit default swap contract, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a US or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swap contracts in order to hedge against the risk of a credit event on debt securities, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund.

Credit default swap contracts are marked to market daily based upon quotations from a Board-approved pricing vendor and the change in value, if any, is recorded daily as unrealized gain or loss. An upfront payment made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

A summary of the open credit default swap contracts as of April 30, 2010 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2010, the Fund invested in credit default swap contracts with a total notional amount generally indicative of a range from approximately $10,060,000 to $23,410,000.

Total Return Swap Contracts. Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. The Fund enters into total return swap transactions to gain exposure to different parts of the yield curve while managing overall duration. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty, respectively. Certain risks may arise when entering into swap transactions including counterparty default, liquidity or unfavorable changes in the value of underlying reference security or index. An upfront payment made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of each measurement period are recorded as realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily based upon a price supplied by a Board-approved pricing vendor and the change in value is recorded as unrealized appreciation or depreciation.

A summary of the open total return swap contracts as of April 30, 2010 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2010, the Fund invested in total return swap contracts with total notional amounts of $15,300,000.

Options. An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices and interest rate options, will require cash settlement by the Fund if the option is exercised. Interest rate options are comprised of multiple European style options that have periodic exercise dates within the terms of the contract. The Fund enters into options on interest rate swaps. The Fund enters into option contracts in order to hedge against potential adverse interest rate movements of portfolio assets.

The liability representing the Fund's obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid and asked price are available. Over-the-counter written or purchased options are valued using dealer-supplied quotations. Gain or loss is recognized when the option contract expires or is closed.

If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

A summary of the open purchased option contracts as of April 30, 2010 is included in the Fund's Investment Portfolio. A summary of open written option contracts is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2010, the Fund invested in written option contracts with a total value generally indicative of a range from $0 to approximately $181,000 and purchased option contracts with a total value generally indicative of a range from $0 to approximately $335,000.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund enters into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration. In addition, the Fund seeks to enhance returns by employing a global tactical asset allocation overlay strategy. The Fund enters into futures contracts on global equities and bonds, including indices, as part of its global tactical asset allocation overlay strategy. As part of this strategy, the Fund uses futures contracts to attempt to take advantage of short-term and medium-term inefficiencies within the global equity, bond and currency markets. Futures contracts are valued at the most recent settlement price. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the underlying hedged security, index or currency. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of April 30, 2010 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2010, the Fund invested in futures contracts with a total notional value generally indicative of a range from approximately $231,704,000 to $360,667,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract (forward currency contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities. In addition, the Fund seeks to enhance returns by employing a global tactical asset allocation overlay strategy. As part of this strategy, the Fund uses forward currency exchange contracts to gain exposure to changes in the value of foreign currencies, and to attempt to take advantage of short-term and medium-term inefficiencies within the currency markets.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward foreign currency exchange contracts as of April 30, 2010 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2010, the Fund invested in forward foreign currency exchange contracts with a total contract value generally indicative of a range from approximately $111,553,000 to $138,115,000.

The following tables summarize the value of the Fund's derivative instruments held as of April 30, 2010 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivatives	Purchased Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Equity Contracts (a)	$ —	$ —	$ —	$ (1,459,050)	$ (1,459,050)
Interest Rate Contracts (a)	188,796	—	175,337	669,463	1,033,596
Credit Contracts (a)	—	—	232,575	—	232,575
Foreign Exchange Contracts (b)	—	1,644,545	—	—	1,644,545
	$ 188,796	$ 1,644,545	$ 407,912	$ (789,587)	$ 1,451,666

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Investments in securities, at value (includes purchased options), net unrealized appreciation (depreciation) on futures and unrealized appreciation on swap contracts. Asset of Receivable for daily variation margin on open futures contracts reflects unsettled variation margin.

(b) Unrealized appreciation on forward foreign currency exchange contracts and net receivable on closed forward foreign currency exchange contracts

Liability Derivatives	Written Options	Forward Contracts	Swap Contracts	Total
Interest Rate Contracts (a)	$ (131,730)	$ —	$ (527,190)	$ (658,920)
Credit Contracts (a)	—	—	(31,471)	(31,471)
Foreign Exchange Contracts (b)	—	(102,376)	—	(102,376)
	$ (131,730)	$ (102,376)	$ (558,661)	$ (792,767)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Options written, at value and unrealized depreciation on swap contracts

(b) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2010 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)
	Purchased Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Equity Contracts (a)	$ —	$ —	$ —	$ 386,942	$ 386,942
Interest Rate Contracts (a)	173,363	—	365,085	1,785,259	2,323,707
Credit Contracts (a)	—	—	(189,176)	—	(189,176)
Foreign Exchange Contracts (b)	—	5,130,057	—	—	5,130,057
	$ 173,363	$ 5,130,057	$ 175,909	$ 2,172,201	$ 7,651,530

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from investments (includes purchased options), swaps and futures, respectively

(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)
	Purchased Options	Written Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Equity Contracts (a)	$ —	$ —	$ —	$ —	$ (1,236,593)	$ (1,236,593)
Interest Rate Contracts (a)	(159,721)	49,530	—	49,051	(25,855)	(86,995)
Credit Contracts (a)	—	—	—	256,985	—	256,985
Foreign Exchange Contracts (b)	—	—	667,393	—	—	667,393
	$ (159,721)	$ 49,530	$ 667,393	$ 306,036	$ (1,262,448)	$ (399,210)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on investments (includes purchased options), written options, swaps and futures, respectively

(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At October 31, 2009, the Fund had a net tax basis capital loss carryforward of approximately $58,652,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2010 ($38,904,000), October 31, 2011 ($2,469,000), October 31, 2012 ($1,247,000), October 31, 2014 ($4,983,000), October 31, 2016 ($5,169,000) and October 31, 2017 ($5,880,000), the respective expiration dates, whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of October 31, 2009 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, premium amortization on debt securities, investments in futures, forward currency contracts and recognition of certain foreign currency gain (loss) as ordinary income. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Purchases and Sales of Securities

During the six months ended April 30, 2010, purchases and sales of investment securities (excluding short-term investments and US Treasury securities) aggregated $165,492,800 and $153,307,793, respectively. Purchases and sales of US Treasury securities aggregated $98,423,160 and $93,161,328, respectively.

For the six months ended April 30, 2010, transactions for the written options on interest rates were as follows:

	Contract Amount	Premium
Outstanding, beginning of period	$ —	$ —
Options written	$ 171,000,000	$ 181,260
Outstanding, end of period	$ 171,000,000	$ 181,260

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor.

On January 26, 2010, the Advisor announced its intention to transition members of its Quantitative Strategies Group (the "QS Group"), including members of the Fund's portfolio management team, out of the Advisor into a separate investment advisory firm named QS Investors, LLC ("QS Investors") that will be unaffiliated with the Advisor (the "Separation"). The Separation is expected to be completed during the third quarter of 2010. In order for the Fund to continue to access the investment expertise offered by the members of the QS Group following the Separation, the Advisor recommended that the Fund's Board approve a sub-advisory agreement between the Advisor and QS Investors (the "Sub-Advisory Agreement"). On May 4, 2010, following a review of QS Investors' capabilities, the terms of the Separation and Sub-Advisory Agreement, the Fund's Board approved the Sub-Advisory Agreement. This action was taken pursuant to an order the Fund and the Advisor requested and received from the Securities and Exchange Commission that permits the Advisor, with the approval of the Fund's Board, to appoint subadvisors that are not affiliated with the Advisor to manage all or a portion of the Fund's assets without the need for a shareholder meeting or vote. The Sub-Advisory Agreement will become effective upon the effective date of the Separation. As a subadvisor to the Fund, QS Investors will manage the portion of assets allocated to the Fund's iGAP strategy. Pursuant to the Sub-Advisory Agreement, QS Investors is paid for its services by the Advisor from its fees as investment advisor to the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly at the following annual rates:

First $250 million of the Fund's average daily net assets	.480%
Next $750 million of such net assets	.450%
Next $1.5 billion of such net assets	.430%
Next $2.5 billion of such net assets	.410%
Next $2.5 billion of such net assets	.380%
Next $2.5 billion of such net assets	.360%
Next $2.5 billion of such net assets	.340%
Over $12.5 billion of such net assets	.320%

The Fund did not impose a portion of its management fee by an amount equal to the amount of management fee borne by the Fund as a shareholder of the DWS Floating Rate Plus Fund ("DWS affiliated mutual fund").

For the period from November 1, 2009 through January 31, 2011, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and indirect expenses of underlying DWS funds) for certain classes as follows:

Class B	1.92%
Class S	.92%

Accordingly, for the six months ended April 30, 2010, the Advisor waived a portion of its management fee pursuant to the Investment Management Agreement aggregating $2,523 and the amount charged aggregated $954,013, which was equivalent to an annualized effective rate of 0.47% of the Fund's average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2010, the Administration Fee was $204,299, of which $34,877 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2010, the amounts charged to the Fund by DISC were as follows:

Service Provider Fee	Total Aggregated	Waived	Unpaid at April 30, 2010
Class A	$ 199,167	$ —	$ 142,161
Class B	9,519	208	8,077
Class C	20,952	—	14,415
Class S	7,502	—	4,127
	$ 237,140	$ 208	$ 168,780

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended April 30, 2010, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at April 30, 2010
Class B	$ 31,157	$ 4,320
Class C	142,933	24,341
	$ 174,090	$ 28,661

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2010, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at April 30, 2010	Annualized Effective Rate
Class A	$ 385,441	$ 192,087.22%
Class B	9,447	4,134.23%
Class C	45,396	20,789.24%
	$ 440,284	$ 217,010

Underwriting and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2010 aggregated $2,391.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended April 30, 2010, the CDSC for Class B and C shares aggregated $5,889 and $3,801, respectively. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares. For the six months ended April 30, 2010, DIDI received $741 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory, filing services to the Fund. For the six months ended April 30, 2010, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $16,274, of which $12,004 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and other affiliated money market funds managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of the underlying money market funds. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Investing in High-Yield Securities

Investing in high-yield securities may involve greater risks and considerations not typically associated with investing in US Government bonds and other high quality fixed-income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns may disrupt the high-yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities.

F. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets.

G. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended April 30, 2010		Year Ended October 31, 2009
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	5,961,498	$ 27,836,437	13,517,448	$ 56,341,961
Class B	201,025	937,602	503,270	2,065,896
Class C	1,247,325	5,845,791	4,206,863	17,540,755
Class S	2,286,780	10,722,185	2,353,286	10,065,601
		$ 45,342,015		$ 86,014,213
Shares issued to shareholders in reinvestment of distributions
Class A	1,945,457	$ 9,052,488	3,139,715	$ 12,969,889
Class B	36,748	170,984	70,946	291,412
Class C	169,017	792,104	226,519	946,602
Class S	87,716	409,033	78,461	329,886
		$ 10,424,609		$ 14,537,789
Shares redeemed
Class A	(7,472,400)	$ (34,876,944)	(15,987,580)	$ (65,539,189)
Class B	(573,076)	(2,678,492)	(1,299,404)	(5,317,890)
Class C	(975,410)	(4,577,942)	(2,693,064)	(11,042,953)
Class S	(798,777)	(3,736,585)	(647,016)	(2,760,583)
		$ (45,869,963)		(84,660,615)
Redemption fees		$ —		$ 4,207
Net increase (decrease)
Class A	434,555	$ 2,011,981	669,583	$ 3,775,783
Class B	(335,303)	(1,569,906)	(725,188)	(2,960,578)
Class C	440,932	2,059,953	1,740,318	7,445,467
Class S	1,575,719	7,394,633	1,784,731	7,634,922
		$ 9,896,661		$ 15,895,594

H. Review for Subsequent Events

Management has evaluated the events and transactions subsequent to period end through the date the financial statements were available to be issued, and has determined that there were no material events that would require disclosure in the Fund's financial statements.

Other Information

Gary Sullivan, CFA, lead portfolio manager of the Fund, has changed his name to Gary Russell.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 9, 2009, As Revised November 20, 2009

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2009, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007 and 2008.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and serve in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 124 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:

For shareholders of Classes A, B and C:

(800) 621-1048

For shareholders of Class S:

(800) 728-3337

Web Site

www.dws-investments.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class A	Class B	Class C	Class S
Nasdaq Symbol	KSTAX	KSTBX	KSTCX	KSTSX
CUSIP Number	23337K 101	23337K 200	23337K 309	23337K 507
Fund Number	010	210	310	2391

Privacy Statement

Dear Valued Client:

Your confidence is important to us. So we want to make sure you know our policies regarding the handling of our clients' private information. The following information is issued by DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number, and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third-party service providers such as transfer agents, custodians and broker-dealers to assist us in processing transactions and servicing your account.

In addition, we may disclose the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. These organizations may only use client information for the purpose designated by the companies listed above. Additional requirements beyond federal law may be imposed by certain states. To the extent that these state laws apply, we will comply with them before we share information about you.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required to or may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

At any time, if you have questions about our policy, please write to us at:

DWS Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415 September 2009

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)       There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Income Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	June 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Strategic Income Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	June 29, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 29, 2010